Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities that were Excluded from Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Potentially Dilutive Securities that were Excluded from Diluted Net Loss Per Share [Line Items]
Common stock warrants	4,347,903	614,751
Share Options [Member]
Schedule of Potentially Dilutive Securities that were Excluded from Diluted Net Loss Per Share [Line Items]
Common stock warrants	34,417	38,873
Warrants (excluding pre-funded) [Member]
Schedule of Potentially Dilutive Securities that were Excluded from Diluted Net Loss Per Share [Line Items]
Common stock warrants	2,450,454	575,878
Convertible preferred shares [Member]
Schedule of Potentially Dilutive Securities that were Excluded from Diluted Net Loss Per Share [Line Items]
Common stock warrants	1,863,032